UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: November 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 103.2%

AEROSPACE - 2.8%
	AWAS Capital, Inc.
5,621,510	Second Lien Term Loan, 9.25%, 03/24/13	3,251,088
	Continental Airlines, Inc.
1,714,286	Tranche A-1 Term Loan, 6.19%, 06/01/11	1,225,714
4,285,714	Tranche A-2 Term Loan, 6.19%, 06/01/11	3,064,286
	Delta Air Lines, Inc.
990,000	Credit-Linked Deposit Loan, 4.42%, 04/30/12	643,500
8,887,500	Second Lien Term Loan, 5.83%, 04/30/14	4,660,961
4,379,733	Term Loan Equipment Notes, 7.27%, 09/29/12	2,671,637
	IAP Worldwide Services, Inc.
2,718,036	First Lien Term Loan, 9.06%, 12/30/12	1,732,748
3,558,955	Second Lien Term Loan, PIK, 10.50%, 06/28/13	1,201,147
	US Airways Group, Inc.
15,170,000	Term Loan, 3.94%, 03/21/14	7,698,775

		26,149,856

BROADCASTING - 4.2%
	All3Media Intermediate Ltd.
4,874,517	Facility B1, 5.49%, 08/31/14	3,558,397
	Barrington Broadcasting Group LLC
2,450,001	Term Loan, 4.50%, 08/11/13	1,255,626
	CMP Susquehanna Corp.
5,179,821	Term Loan, 3.64%, 05/05/13	1,688,622
	ComCorp Broadcasting, Inc.
218,345	Revolving Loan, 8.52%, 04/03/13 (b) (c) (d)	117,087
2,285,452	Term Loan, 8.50%, 04/03/13 (b) (d)	1,242,715
	FoxCo Acquisition Sub, LLC
4,000,000	Term Loan, 7.25%, 07/14/15	2,660,000
	Univision Communications, Inc.
29,615,237	Initial Term Loan, 3.69%, 09/29/14	13,558,152
466,173	Initial Term Loan, 3.69%, 09/29/14	213,419
4,623,000	Second Lien Loan, 3.94%, 03/29/09	3,236,100
	Young Broadcasting, Inc.
27,760,780	Term Loan, 5.26%, 11/03/12	11,451,322

		38,981,440

CABLE/WIRELESS VIDEO - 8.7%
	Broadstripe, LLC
49,810,348	First Lien Term Loan, 9.22%, 06/30/11 (b) (e)	35,728,962
1,428,203	Revolving Loan, 10.34%, 06/30/11 (b) (e)	1,024,450
	CCO Holdings, LLC
4,000,000	Incremental Loan, 6.26%, 09/06/14	2,370,000
	Charter Communications Operating, LLC
12,558,698	Replacement Term Loan, 5.06%, 03/06/14	8,545,943
	Knology, Inc.
10,598,169	Term Loan, 6.40%, 06/30/12	6,305,911
	Northland Cable Television, Inc.
4,862,500	First Lien Term Loan B, 6.47%, 12/22/12	4,449,187
6,000,000	Second Lien Term Loan, 11.42%, 06/22/13	5,310,000
	UPC Financing Partnership
9,261,250	Facility N, 4.60%, 12/31/14	6,612,533
	Virgin Media Investment Holdings Ltd.
6,708,511	B4 Facility, 5.83%, 09/03/12	5,450,665
	WideOpenWest Finance, LLC
2,000,000	First Lien Term Loan, 5.19%, 06/30/14	1,195,000
6,553,695	Second Lien Term Loan, 9.85%, 06/29/15	2,949,163

		79,941,814

CHEMICALS - 1.2%
	Brenntag Holding GmbH & Co.
1,000,000	Second Lien Facility 2, 7.07%, 07/17/15	665,000
	Georgia Gulf Corp.
8,603,055	Term Loan, 8.00%, 10/03/13	6,477,412
	Tronox Worldwide LLC
5,946,055	Revolving Credit Loan, 8.60%, 11/29/10 (c)	4,355,485

		11,497,897

CONSUMER DURABLES - 0.3%
	Rexair LLC
2,836,901	First Lien Term Loan, 8.01%, 06/30/10	2,340,443

CONSUMER NON-DURABLES - 0.3%
	BioTech Research Labs/Philosophy Merger Sub, Inc.
3,908,106	First Lien Term Loan, 3.44%, 03/16/14	2,364,404

DIVERSIFIED MEDIA - 4.8%
	Cinemark USA, Inc.
8,736,581	Term Loan, 3.66%, 10/05/13	6,690,823
	Clarke American Corp.
9,875,000	Tranche B Term Loan, 6.29%, 06/30/14	5,653,437
	Cydcor, Inc.
6,162,500	First Lien Tranche B Term Loan, 9.00%, 02/05/13	5,392,188
	DTN, Inc.
6,110,876	Tranche C Term Loan, 7.82%, 03/10/13	4,980,364
	Endurance Business Media, Inc.
2,742,230	Term Loan, 5.50%, 07/26/13	1,946,983
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

DIVERSIFIED MEDIA (continued)
	Merrill Communications LLC
3,840,547	Combined Term Loan, 4.72%, 12/22/12	2,457,950
	Metro-Goldwyn-Mayer, Inc.
11,654,662	Tranche B Term Loan, 7.01%, 04/09/12	5,785,608
	Panavision, Inc.
1,500,000	Second Lien Term Loan, 10.93%, 03/30/12	750,000
	Penton Media, Inc.
9,500,000	Second Lien Term Loan, 8.42%, 02/01/14	4,116,730
	Readers Digest Association, Inc.
1,013,000	Revolving Credit Loan, 4.74%, 03/02/13 (c)	379,876
	SkillSoft Corp.
1,436,967	Term Loan, 7.26%, 05/14/13	1,077,725
	Tribune Co.
16,026,654	Initial Tranche B Advance, 6.00%, 06/04/14	4,662,795

		43,894,479

ENERGY - 3.8%
	Alon USA Energy, Inc.
196,244	Edgington Facility, 4.45%, 08/05/13	137,371
1,569,949	Paramount Facility, 3.86%, 08/05/13	1,098,964
	Coffeyville Resources, LLC
770,589	Funded Letter of Credit, 6.63%, 12/28/10	576,655
2,488,120	Tranche D Term Loan, 6.63%, 12/30/13	1,861,935
	III Exploration II LP
14,780,625	Merged Term Loan, 6.50%, 10/29/13	8,794,472
2,000,000	Second Lien Loan, 9.50%, 04/29/14	600,000
	Monitor US Finco, Inc.
968,054	Second Lien Term Loan, 17.20%, 01/11/15 (e)	145,208
	Panda Hereford Ethanol, L.P.
5,000,000	Tranche A Term Loan, 7.19%, 07/28/13	3,250,000
	Resolute Aneth, LLC
10,714,286	Second Lien Term Loan, 8.01%, 06/26/13	8,303,571
	TARH E&P Holdings, L.P.
2,500,000	First Lien Term Loan, 7.92%, 06/29/12	1,687,500
	Value Creation, Inc.
15,928,015	Term Loan, 11.79%, 07/07/12	6,371,206
	Venoco, Inc.
3,000,000	Second Lien Term Loan, 6.25%, 05/07/14	2,124,990

		34,951,872

FINANCIAL - 1.9%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 7.70%, 05/01/13 (e)	875,000
	Emerson Reinsurance Ltd.
3,250,000	Series A Loan, 4.57%, 12/15/11	2,567,500
1,250,000	Series B Loan, 5.82%, 12/15/11	987,500
	Flatiron Re Ltd.
417,152	Closing Date Term Loan, 8.02%, 12/29/10	388,315
202,058	Delayed Draw Term Loan, 8.02%, 12/29/10	188,090
	HUB International Ltd.
1,075,005	Delayed Draw Term Loan, 6.26%, 06/13/14	669,191
4,776,806	Initial Term Loan, 6.26%, 06/13/14	2,973,562
	Kepler Holdings, Ltd.
9,000,000	Term Loan, 9.31%, 06/30/09	7,650,000
	Online Resources Corp.
925,000	Term Loan, 3.94%, 02/21/12	763,125

		17,062,283

FOOD/TOBACCO - 2.9%
	Aramark Canada Ltd.
4,912,500	Canadian Term Loan, 5.64%, 01/26/14	3,831,750
	Best Brands Corp.
3,103,161	Term Loan B, 11.85%, 12/12/12	1,978,265
	DS Waters of America, Inc.
2,780,833	Term Loan, 3.66%, 10/29/12	2,155,146
	El Pollo Loco, Inc.
3,812,819	Term Loan, 5.70%, 11/18/11	2,668,973
	LJVH Holdings, Inc.
869,000	Tranche B Term Loan, 6.26%, 07/19/14	564,850
118,500	Tranche C Term Loan, 6.26%, 07/19/14	77,025
	Sturm Foods, Inc.
4,482,373	Initial First Lien Term Loan, 6.00%, 01/31/14	2,823,895
	Wm Wrigley Jr. Co.
8,200,000	Tranche B Term Loan, 7.75%, 09/30/14	7,647,566
	WM. Bolthouse Farms, Inc.
5,828,924	First Lien Term Loan, 6.19%, 12/16/12	4,619,422

		26,366,892

FOREST PRODUCTS/CONTAINERS - 0.9%
	Boise Paper Holdings, LLC
6,000,000	Second Lien Term Loan, 10.00%, 02/23/15	3,495,000
	Inuit US Holdings, Inc.
4,504,824	Facility B2, 3.81%, 06/13/15	2,376,295
4,495,176	Facility C2, 4.06%, 06/13/16	2,393,681

		8,264,976

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

GAMING/LEISURE - 16.5%
	Drake Hotel Acquisition
6,041,285	B Note 1, 8.27%, 10/01/07 (b) (e)	4,872,900
	Fontainebleau Florida Hotel LLC
57,500,000	Tranche C Term Loan, 8.82%, 06/06/12	52,325,000
	Fontainebleau Las Vegas LLC
4,666,667	Initial Term Loan, 6.07%, 06/06/14 (c)	1,687,747
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit-Linked Deposit, 8.50%, 06/08/11 (e) (f)	1,824,408
31,288,508	First Lien Tranche B Term Loan, 9.50%, 06/08/11 (e) (f)	3,911,064
7,000,000	Second Lien Term Loan, 12.50%, 06/08/12 (e)	179,340
	Green Valley Ranch Gaming LLC
4,880,926	First Lien Term Loan, 4.52%, 02/16/14	2,261,528
4,560,000	Second Lien Term Loan, 5.02%, 08/16/14	1,915,200
	Harrah’s Operating Co., Inc.
7,500	Term Loan B-2, 6.76%, 01/28/15 (f) (g)	4,515
	Kuilima Resort Co.
10,164,918	First Lien Term Loan, 9.50%, 09/30/10 (e)	4,289,595
	Lake at Las Vegas Joint Venture
12,735,216	First Lien Term Loan, 15.10%, 06/20/12	12,735,216
15,787,335	Revolving Loan Credit-Linked Deposit Account, 15.10%, 06/20/12 (e) (g)	1,573,839
17,256,781	Term Loan (DIP), 12.94%, 07/16/09	17,256,781
141,208,164	Term Loan PIK, 15.10%, 06/20/12 (e) (g)	12,304,754
	Pivotal Group Promontory
6,569,651	First Lien Term Loan, 10.12%, 08/31/10 (e)	3,284,826
	Revel Entertainment Group, LLC
8,000,000	First Lien Term Loan, 5.94%, 05/30/09 (b)	7,124,000
	Tamarack Resort, LLC
332,579	Term Loan, 9.35%, 04/17/09	332,579
3,196,689	Tranche A Credit-Linked Deposit, 2.60%, 05/19/11 (e)	1,598,344
4,723,108	Tranche B Term Loan, 11.75%, 05/19/11 (e)	2,361,554
	WAICCS Las Vegas 3 LLC
13,000,000	First Lien Term Loan, 4.94%, 02/01/09	10,725,000
13,000,000	Second Lien Term Loan, 10.44%, 02/01/09	6,825,000
	Yellowstone Mountain Club, LLC
3,541,907	First Lien Term Loan, 5.55%, 09/30/10	2,119,265
70,887	Term Loan DIP, 15.00%, 12/03/08 (b)	69,470

		151,581,925

HEALTHCARE - 14.6%
	Aveta, Inc.
3,065,433	MMM Original Term Loan, 6.94%, 08/22/11	2,115,149
455,385	NAMM New Term Loan, 6.94%, 08/22/11	314,215
820,581	NAMM Original Term Loan, 6.94%, 08/22/11	566,201
2,512,192	PHMC Acqusition Term Loan, 6.94%, 08/22/11	1,733,413
	CCS Medical, Inc.
44,431,693	First Lien Term Loan, 7.02%, 09/30/12	24,104,194
4,750,000	Second Lien Term Loan, 11.77%, 03/30/13	1,662,500
	CHG Cos., Inc./CHG Medical Staffing, Inc.
3,949	First Lien Term Loan B, 3.94%, 12/20/12	3,139
	Danish Holdco A/S
3,365,689	Facility B5, 6.01%, 05/29/15	1,758,573
2,500,000	Facility D, 7.63%, 11/24/16	968,750
	Fenwal, Inc.
2,319,580	Delayed Draw First Lien Term Loan, 4.45%, 02/28/14	1,600,510
13,708,717	Initial First Lien Term Loan, 4.44%, 02/28/14	9,459,015
	Gambro Holding AB
861,945	Facility B2, 5.62%, 06/05/14	565,290
861,945	Facility C2, 6.12%, 06/05/15	569,599
	Graceway Pharmaceuticals LLC
6,500,000	Mezzanine Loan, 12.01%, 11/01/13	1,625,000
2,954,545	Second Lien Term Loan, 10.26%, 05/03/13	1,329,545
	HCA, Inc.
928,409	Tranche A Term Loan, 5.76%, 11/16/12	739,478
14,931,157	Tranche B Term Loan, 6.01%, 11/18/13	11,240,772
	IM US Holdings, LLC
14,812,500	First Lien Term Loan, 4.80%, 06/26/14	10,627,969
1,000,000	Second Lien Term Loan, 6.61%, 06/26/15	680,000
	LifeCare Holdings
11,423,108	Term Loan, 7.67%, 08/11/12	6,092,401
	Mylan, Inc.
4,486,181	U.S. Tranche B Term Loan, 6.90%, 10/02/14	3,677,412
	Nyco Holdings 3 ApS
9,109,858	Facility B2, 6.09%, 12/29/14	5,211,568
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

HEALTHCARE (continued)
9,109,858	Facility C2, 6.84%, 12/29/15	5,253,382
	Physiotherapy Associates, Inc./Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 13.00%, 12/31/13	675,000
4,437,522	Term Loan, 8.50%, 06/28/13	2,773,451
	Select Medical Corp.
2,955,000	Additional Tranche B Term Loan, 4.15%, 02/24/12	2,240,895
13,085,066	Tranche B Term Loan, 4.15%, 02/24/12	9,922,929
	Talecris Biotherapeutics Holdings Corp.
19,672,292	First Lien Term Loan, 5.64%, 12/06/13 (g)	17,213,255
9,500,000	Second Lien Term Loan, 8.64%, 12/06/14	8,407,500
	Triumph Healthcare Second Holdings LLC
761,983	Term Loan, 5.16%, 07/28/13	571,488

		133,702,593

HOUSING - 5.6%
	Atrium Cos., Inc.
7,921,446	Closing Date Term Loan, 12.64%, 05/31/12	4,604,341
	Custom Building Products, Inc.
2,914,634	First Lien Term Loan, 4.31%, 10/20/11	1,967,378
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 3.18%, 08/09/10 (b)	1,874,816
	Kyle Acquisition Group LLC
1,692,857	Facility B, 6.75%, 07/20/08 (e)	211,607
1,307,143	Facility C, 6.75%, 07/20/10 (e)	176,464
	LBREP/L-Suncal Master I LLC
4,848,813	First Lien Term Loan, 6.25%, 01/18/10 (e)	363,661
	LNR Property Corp.
10,193,400	Initial Tranche B Term Loan, 6.69%, 07/12/11	5,300,568
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 7.48%, 02/09/08 (b) (e)	—
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 8.48%, 02/09/08 (b) (e)	—
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 3.18%, 08/09/09 (b)	530,608
	November 2005 Land Investors, LLC
1,552,567	First Lien Term Loan, 5.44%, 05/09/11	970,354
	Pacific Clarion, LLC
10,891,261	Term Loan, 15.00%, 01/23/09 (b) (h)	3,014,701
	PGT Industries, Inc.
982,872	Tranche A-2 Term Loan, 7.25%, 02/14/12	712,582
	Roofing Supply Group LLC
2,874,435	Term Loan PIK, 9.77%, 08/24/13	1,875,569
	Universal Building Products, Inc.
2,148,373	Term Loan, 7.29%, 04/28/12	1,503,861
	Westgate Investments, LLC
18,267,719	Senior Secured Loan, PIK, 13.00%, 09/25/10 (h)	16,897,640
4,873,131	Third Lien Term Loan, 18.00%, 06/30/15 (c) (h)	2,680,222
	Weststate Land Partners, LLC
4,000,000	First Lien Term Loan, 6.25%, 10/31/08 (e)	3,300,000
	Withers Preserve MB-I
4,237,189	B-Note, 7.27%, 07/01/09 (b)	3,699,066
	Woodlands Commercial Properties Co., LP
400,000	Secured Term Loan, 5.05%, 08/29/09	364,000
	Woodlands Land Devolopment Co., LP
1,600,000	Secured Term Loan, 5.05%, 08/29/09	1,456,000

		51,503,438

INFORMATION TECHNOLOGY - 4.7%
	Applied Systems, Inc.
1,420,872	Term Loan, 6.23%, 09/26/13	1,172,219
	Aspect Software, Inc.
2,545,000	Second Lien Term Loan, 9.19%, 07/11/12	1,463,375
	Infor Enterprise Solutions Holdings, Inc.
5,739,268	Delayed Draw Term Loan, 7.52%, 07/30/12	3,127,901
11,000,264	Initial U.S. Term Loan, 7.52%, 07/30/12	5,995,144
	Intergraph Corp.
6,265,766	Initial First Lien Term Loan, 4.18%, 05/29/14	4,871,633
	Keane International, Inc.
12,860,466	Closing Date Term Loan, 6.02%, 06/04/13	6,237,326
976,744	Synthetic Letter of Credit Loan, 6.15%, 06/04/13	473,721
	Riskmetrics Group Holdings, LLC
968,731	First Lien Term Loan B, 5.76%, 01/10/14	859,749
	SCS Holdings II, Inc.
2,748,868	First Lien Term Loan, 6.51%, 11/30/12	1,924,207
2,000,000	Second Lien Term Loan, 9.76%, 05/30/13	600,000
	Serena Software, Inc.
4,779,130	Term Loan, 5.00%, 03/10/13	3,536,557
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

INFORMATION TECHNOLOGY (continued)
	Sitel, LLC
1,821,322	U.S. Term Loan, 6.36%, 01/30/14	1,183,859
	SunGard Data Systems, Inc.
4,000,000	Incremental Term Loan, 6.75%, 02/28/14	3,230,000
	Vangent, Inc.
6,217,428	Term Loan, 4.41%, 02/14/13	4,010,241
	Verint Systems, Inc.
8,446,154	Term Loan, 4.66%, 05/27/14	4,856,538

		43,542,470

MANUFACTURING - 3.5%
	Acument Global Technologies, Inc.
1,960,000	Term Loan, 7.26%, 08/11/13	1,029,000
	Brand Energy & Infrastructure Services, Inc.
2,955,000	First Lien Term Loan B, 5.96%, 02/07/14	1,987,238
	FCI International S.A.S.
507,929	Facility B2A, 4.33%, 11/01/13	376,716
507,929	Facility B3C, 4.33%, 11/01/13	384,335
	FCI SA
488,995	Facility B2B, 4.33%, 11/02/13	370,008
488,995	Facility B4B, 4.33%, 11/02/14	370,008
	FCI USA, Inc.
996,924	Facility B1, 4.33%, 11/02/13	754,343
996,924	Facility B5B, 4.33%, 11/02/14	754,343
	Hillman Group, Inc.
4,935,853	Term Loan B, 4.40%, 07/22/13	4,368,230
	Manitowoc Co., Inc.
3,000,000	Term Loan B, 6.50%, 08/25/14	2,175,000
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
2,159,172	B-2 Facility, 5.13%, 06/22/14	1,398,064
2,158,474	C-2 Facility, 5.63%, 06/22/15	1,408,404
	Maxum Petroleum, Inc.
8,375,054	Term Loan, 7.44%, 09/18/13	7,788,800
	Ridgefield Acquisition Sarl
4,671,923	Facility B3, 5.88%, 03/30/15	3,048,429
4,671,923	Facility C3, 6.38%, 03/28/16	3,071,789
	United Central Industrial Supply Co., LLC
2,898,290	Term Loan, 4.31%, 03/31/12	2,507,021

		31,791,728

METALS/MINERALS - 1.8%
	Algoma Steel, Inc.
2,116,972	Term Loan, 5.35%, 06/20/13	1,587,729
	Euramax International Holdings B.V.
1,657,895	European Second Lien Term Loan, 11.75%, 06/29/13	621,711
	Euramax International, Inc.
4,192,105	Domestic Second Lien Term Loan, 11.75%, 06/29/13	1,572,039
3,928,679	Domestic Term Loan, 7.50%, 06/29/12	1,856,301
	JW Aluminum Co.
3,000,000	Second Lien Term Loan, 8.19%, 12/16/13	750,000
	Murray Energy Corp.
11,907,709	First Lien Tranche B Term Loan, 6.94%, 01/28/10	10,359,707

		16,747,487

RETAIL - 3.1%
	Burlington Coat Factory Warehouse Corp.
6,146,881	Term Loan, 4.45%, 05/28/13	2,663,628
	Dollar General Corp.
5,000,000	Tranche B-2 Term Loan, 5.16%, 07/07/14	3,685,000
	Eddie Bauer, Inc.
3,133,523	Term Loan, 5.06%, 04/01/14	1,504,091
	Home Interiors & Gifts, Inc.
35,276,033	Initial Term Loan, 10.36%, 03/31/11 (e)	6,173,306
	Mother’s Work, Inc.
1,525,556	Term Loan, 6.26%, 03/13/13	953,472
	Movie Gallery, Inc.
261,917	First Lien Synthetic Letter of Credit, 9.51%, 03/08/12	119,696
6,771,718	First Lien Term Loan, 12.03%, 05/20/12	3,094,675
	Spirit Finance Corp.
17,500,000	Term Loan, 6.19%, 08/01/13	7,291,550
1,466,250	Sports Authority, Inc., The Term Loan, 6.01%, 05/03/13	997,050
	Toys “R” Us
3,980,100	Tranche B Term Loan, 5.72%, 07/19/12	2,394,667

		28,877,135

SERVICE - 3.9%
	Audio Visual Services Group, Inc.
4,000,000	Second Lien Loan, 9.27%, 08/28/14	1,500,000
	First Data Corp.
13,902,004	Initial Tranche B-1 Term Loan, 4.34%, 09/24/14	9,520,648
	FleetCor Technologies Operating Co., LLC
3,228,000	Tranche 1 Term Loan, 5.10%, 04/30/13	1,969,080
652,000	Tranche 2 Term Loan, 5.10%, 04/30/13	397,720
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

SERVICE (continued)

	NES Rentals Holdings, Inc.
9,402,849	Second Lien Permanent Term Loan, 9.13%, 07/20/13	4,466,353
	Penhall Holding Co.
2,832,169	Senior Unsecured PIK Term Loan, 12.64%, 04/01/12	1,274,476
	Sabre, Inc.
8,857,789	Initial Term Loan, 5.25%, 09/30/14	3,623,367
	Safety-Kleen Systems, Inc.
799,876	Synthetic Letter of Credit, 2.88%, 08/02/13	725,888
3,004,869	Term Loan B, 5.13%, 08/02/13	2,726,919
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 7.94%, 12/08/13	850,000
	Travelport LLC
15,000,000	Letter of Credit, 5.05%, 08/23/13	7,178,550
	Valleycrest Cos., LLC
1,856,618	New Term Loan, 4.82%, 10/04/13	1,299,632

		35,532,633

TELECOMMUNICATIONS - 3.1%
	Hargray Acquisition Co.,/DPC
	Acquisition LLC/HCP Acquisition LLC
1,785,166	First Lien Term Loan, 6.01%, 06/27/14	1,365,652
2,000,000	Second Lien Term Loan, 9.26%, 01/29/15	1,425,000
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 9.14%, 04/13/15	795,000
	Level 3 Financing, Inc.
23,250,000	Term Loan, 7.00%, 03/13/14	15,500,078
	NATG Holdings LLC
113,799	Term Loan A, 7.50%, 01/23/09 (e)	9,104
84,026	Term Loan B-1, 8.00%, 01/23/10 (e)	8,403
8,316	Tranche A Credit-Linked Certificate of Deposit, 6.08%, 01/23/09 (e)	7,235
	PaeTec Holding Corp.
2,500,389	Replacement Term Loan, 3.94%, 02/28/13	1,681,512
	Wind Acquisition Holdings Finance S.A.
10,458,388	Dollar PIK Loan, 11.75%, 12/21/11	7,373,163

		28,165,147

TRANSPORTATION - AUTOMOTIVE - 3.0%
	Delphi Corp.
19,058,991	Initial Tranche C Term Loan DIP, 8.50%, 12/31/08	5,395,981
1,941,009	Subsequent Tranche C Loan DIP, 8.50%, 12/31/08	549,538
	Ford Motor Co.
12,264,902	Term Loan, 4.43%, 12/15/13	5,151,259
	Key Safety Systems, Inc.
18,868,673	First Lien Term Loan, 5.60%, 03/08/14	9,906,053
2,000,000	Second Lien Term Loan, 7.65%, 09/08/14	870,000
	Motor Coach Industries International, Inc.
1,191,321	Second Lien Term Loan, PIK, 11.13%, 12/01/08 (e)	953,057
1,465,232	Tranche A DIP, 11.50%, 09/16/09 (b)	1,416,880
1,047,580	Tranche B DIP, 15.25%, 09/16/09 (b)	1,026,628
	Remy International, Inc.
2,944,291	First Lien Tranche B Term Loan, 7.92%, 12/06/13	2,222,939

		27,492,335

TRANSPORTATION - LAND TRANSPORTATION - 0.4%
	JHT Holdings, Inc
17,339	Second Lien Term Loan, 12.50%, 10/24/13	10,672
	Ozburn-Hessey Holding Co., LLC
2,495,396	Term Loan, 6.61%, 08/10/12	1,809,162
	SIRVA Worldwide, Inc.
1,065,178	Revolving Credit Loan (Exit Finance), 10.18%, 05/12/12 (c)	548,567
3,369,680	Second Lien Term Loan, 12.00%, 05/12/15	800,299
1,637,954	Term Loan (Exit Finance), 9.50%, 05/12/12	925,444

		4,094,144

UTILITY - 7.0%
	Astoria Generating Co.
	Acquisitions LLC
4,500,000	Second Lien Term Loan C, 6.96%, 08/23/13	3,178,125
	Bosque Power Co., LLC
9,475,580	Term Loan, 9.13%, 01/16/15	6,648,635
	Calpine Corp.
5,984,925	First Priority Term Loan, 6.65%, 03/29/14	4,232,120
	Coleto Creek Power, LP
512,291	First Lien Synthetic Letter of Credit, 6.51%, 06/28/13	337,262
8,196,864	First Lien Term Loan, 6.51%, 06/28/13	5,396,323
5,865,000	Second Lien Term Loan, 7.76%, 06/28/13	3,753,600
	EBG Holdings LLC
2,368,363	Mezzanine, 10.76%, 12/20/16	740,114
1,202,439	Term Loan, 10.76%, 12/20/16	375,762
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

UTILITY (continued)

	Entegra TC LLC
5,541,432	Third Lien Term Loan, 9.76%, 10/19/15	2,226,437
	GBGH LLC, PIK
4,019,589	Advance First Lien Term Loan, 2.00%, 08/07/13 (e)	3,597,532
	Longview Power, LLC
1,125,000	Construction Loan, 5.99%, 08/31/11	770,625
2,000,000	Synthetic Revolving Loan, 6.06%, 02/28/14	1,355,000
	Mach Gen LLC
6,702,459	Term C Loan, 9.70%, 02/22/15	3,897,011
	Port Barre Investments, LLC
3,000,000	Term B Loan, 5.89%, 09/08/14	2,625,000
	Riverside Energy Center LLC
4,220,987	Term Loan, 7.67%, 06/24/11	3,735,574
	Rocky Mountain Energy Center LLC
361,073	Credit-Linked Certificate of Deposit, 3.84%, 06/24/11	319,550
2,111,972	Term Loan, 7.67%, 06/24/11	1,869,095
	Texas Competative Electric Holdings Co., LLC
7,873,905	Initial Tranche B-2 Term Loan, 5.55%, 10/10/14	5,402,444
	TPF Generation Holdings, LLC
10,428,477	First Lien Term Loan, 5.76%, 12/15/13	8,856,697
4,000,000	Second Lien Term Loan, 8.01%, 12/15/14	2,530,000
1,855,600	Synthetic Letter of Credit, 5.76%, 12/15/13	1,575,924
687,408	Synthetic Revolving Deposit, 5.76%, 12/15/11	583,801

		64,006,631

WIRELESS COMMUNICATIONS - 4.2%
	Alltel Communications, Inc.
3,969,836	Initial Tranche B-1 Term Loan, 4.12%, 05/15/15	3,800,621
	Clearwire Corp.
5,380,828	Delayed-Draw Term Loan, 7.48%, 07/03/12	3,712,771
8,706,546	Term Loan, 8.83%, 07/03/12	6,007,516
	Cricket Communications, Inc.
6,685,963	Term B Loan, 7.26%, 06/16/13	5,440,703
	DPI Holdings, LLC
1,940,000	Term Loan, 6.50%, 09/30/10 (b)	1,246,450
	Maritime Telecommunications Network, Inc.
1,446,395	First Lien Term Loan, 5.81%, 05/11/12	1,164,348
	MetroPCS Wireless, Inc.
21,355,262	Tranche B Term Loan, 4.84%, 11/03/13	16,790,575

		38,162,984

	Total Senior Loans (Cost $1,634,159,274)	947,017,006

Principal Amount
AUSTRALIA - 2.1%
AUD
	PBL Media Group Ltd.
4,973,421	Facility A Term Loan, 7.09%, 02/07/13	2,200,299
	PBL Media Group, Ltd.
20,545,336	Facility B, Tranche 1, 7.03%, 02/07/13	9,030,894
	SMG H5 Pty., Ltd.
19,377,381	Facility A Term Loan, 9.69%, 12/24/12	7,886,582

		19,117,775

AUSTRIA - 3.0%
EUR
	Sacher Funding Ltd.
32,494,068	Euro Term Loan PIK, 9.47%, 05/14/14	27,831,560

DENMARK - 0.1%
EUR
	Nyco Holdings 3 ApS
2,000,000	Facility D Second Lien, 10.17%, 06/29/16	1,301,543

FRANCE - 1.7%
EUR
	Vivarte
1,836,000	Acquisition Facility, 2.70%, 03/08/16 (c)	913,946
	Ypso Holding SA
1,812,835	Eur A (Acq) 1 Facility, 5.27%, 06/14/13	1,483,706
326,139	Eur A (Acq) 2 Facility, 5.27%, 06/14/13	248,615
667,235	Eur A (Recap) 1 Facility, 5.27%, 06/14/13	508,631
39,151	Eur A (Recap) 2 Facility, 5.27%, 06/14/13	29,844
1,526,787	Eur B (Acq) 1 Facility , 5.89%, 06/13/14	1,060,699
2,491,074	Eur B (Acq) 2 Facility , 5.89%, 06/13/14	1,722,712
3,956,254	Eur B (Recap) 1 Facility, 5.89%, 06/13/14	2,700,823
3,346,615	Eur C (Acq) Facility, 6.14%, 12/31/15	2,289,565
6,285,661	Eur C (Recap) Facility, 6.14%, 12/31/15	4,344,323

		15,302,864

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

GERMANY - 0.8%
EUR
	CBR Fashion GmbH
4,500,000	Second Lien Facility, 7.39%,10/19/16	2,141,280
	Kabel Baden Wurttemburg GmbH & Co. KG
2,500,000	Second Lien Facility, 8.95%, 12/09/15	1,736,816
1,076,284	Term B Facility, 6.45%, 06/09/14	953,562
1,076,284	Term C Facility, 6.95%, 06/09/15	899,316
	Lavena Holding 3 GmbH
6,781,978	Facility D, 8.90%, 09/02/16	768,317
6,573,985	Mezzanine Facility, PIK, 12.15%, 03/06/17	604,779
	Schieder Mobel Holding, GmbH
429,937	Delayed Draw Term Loan, 8.57%, 07/20/09 (e)	177,304

		7,281,374

IRELAND - 0.1%
EUR
	BCM Ireland Holdings Ltd.
1,000,000	Facility D, 7.64%, 03/31/16	726,449

ITALY - 1.3%
EUR
	Wind Telecomunicazioni S.p.A.
5,750,000	B1 Term Loan Facility, 7.72%, 05/27/13	6,114,227
5,750,000	C1 Term Loan Facility, 7.35%, 05/26/14	6,153,627

		12,267,854

NETHERLANDS - 0.3%
EUR
	Amsterdamse Beheer- En
	Consultingmaatschappij B.V.
1,500,000	Casema D Term Loan Facility, 7.64%, 03/14/16	1,465,587
1,000,000	Kabelcom D Term Loan Facility, 7.64%, 03/14/16	967,541

		2,433,128

SPAIN - 0.5%
EUR
	Grupo Gasmedi, S.L.
1,666,667	Tranche B Term Loan, 6.88%, 08/11/14	1,321,778
1,666,667	Tranche C Term Loan, 7.38%, 08/11/15	1,321,778
1,666,667	Tranche E Second Lien Term Loan, 9.13%, 02/11/16	1,110,293
EUR
	Maxi PIX Sarl, PIK
2,522,243	Euro Term Loan, 11.90%, 05/31/16	698,795

		4,452,644

SWEDEN - 0.2%
SEK
	Nordic Cable Acquisition Co., AB
12,273,972	Facility A Com Hem, 7.18%, 01/31/13	787,107
11,750,000	Facility D Com Hem, 9.80%, 07/31/15	442,488
3,068,493	Facility E, 7.55%, 01/31/13	123,132

		1,352,727

UNITED KINGDOM - 4.4%
GBP
	All3Media Intermediate Ltd.
663,243	Facility B1, 5.65%, 08/31/14	745,474
4,281,271	Facility C1, 6.15%, 08/31/15	4,844,923
3,000,000	Facility D1, 8.02%, 02/29/16	3,084,240
3,899,420	Mezzanine Loan PIK, 12.27%, 08/31/16	4,786,765
	Ansco UK Finance Co. Ltd.
798,993	Tranche B Term Loan, 8.24%, 03/08/12	925,640
	Henson No. 4 Ltd.
1,899,866	Facility B, 6.43%, 10/30/13	2,033,384
1,899,866	Facility C, 6.93%, 02/13/15	2,047,960
	Highland Acquisitions Ltd.
1,000,000	Facility B, 6.23%, 12/31/14	928,341
1,000,000	Facility C, 6.73%, 12/31/15	936,013
1,107,668	Mezzanine Facility, PIK, 14.08%, 12/30/16	994,300
	SunGard UK Holdings Ltd.
1,361,052	U.K. Term Loan, 8.05%, 02/28/14	1,566,348
	Towergate Partnership Ltd.
3,125,000	Facility A, 5.77%, 10/31/12	4,051,902
3,125,000	Facility B, 6.27%, 10/31/13	4,051,902
	United Biscuits Holdco Ltd.
8,383,459	Facility B1, 7.42%, 12/15/14	8,196,157
	Virgin Media Investment Holdings Ltd.
1,750,000	C Facility, 8.74%, 03/04/13	1,587,298

		40,780,647

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

UNITED STATES - 0.1%
USD
	RD German Holdings GmbH
2,486,244	Euro Term Loan, 5.37%, 03/02/14	1,025,314

UNITED STATES - 1.2%
USD
	Aramark Corp.
1,228,125	U.K. Term Loan, 8.38%, 01/26/14	1,611,242
	Champion Home Builders Co.
2,681,756	Sterling Term Loan, 11.34%, 10/31/12	1,646,006
	IPC Systems, Inc.
2,084,940	Tranche B-2 First LienTerm Loan, 8.56%, 06/02/14	1,879,549
	Knowledgepoint360 Group, LLC
1,608,031	U.K. First Lien Term Loan, 7.56%, 04/13/14	2,035,638
	PlayPower, Inc.
2,647,959	Tranche B Sterling Term Loan, 9.01%, 06/30/12	3,555,261

		10,727,696

	Total Foreign Denominated Senior Loans (Cost $272,287,785)	144,601,575

Principal Amount ($)
Asset-Backed Securities (i) - 1.2%
	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 7.10%, 06/15/22 (j)	437,200
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 8.75%, 04/20/21 (j)	200,400
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 6.20%, 04/15/21 (j)	225,070
3,000,000	Series 2007-CA, Class B, 2.93%, 05/14/20 (j)	900,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 5.75%, 01/18/21 (j)	208,000
1,000,000	Series 2007-2A, Class D, 6.45%, 04/15/21 (j)	302,200
1,000,000	Series 2007-2A, Class E, 8.40%, 04/15/21	198,100
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 4.22%, 03/17/21 (j)	561,250
1,000,000	Series 2007-3A, Class E, 6.37%, 03/17/21 (j)	525,000
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 5.07%, 03/11/21 (j)	472,600
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-2A, Class B2L, 6.81%, 03/01/21 (j)	115,000
	Goldman Sachs Asset
2,000,000	Management CLO, PLC, Series 2007-1A, Class D, 5.94%, 08/01/22 (j)	683,748
1,000,000	Series 2007-1A, Class E, 8.19%, 08/02/22 (j)	203,729
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class E, 6.19%, 02/18/21 (j)	402,700
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 6.03%, 04/17/21 (j)	174,400
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 4.29%, 05/01/22 (j)	1,686,000
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 8.00%, 01/20/21 (j)	183,000
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 8.25%, 04/15/21 (j)	211,600
	Madison Park Funding I Ltd.
1,000,000	Series 2007-5A, Class D, 5.67%, 02/26/21 (j)	155,000
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 7.10%, 06/27/22 (j)	500,000
	PPM Grayhawk CLO, Ltd.
1,150,000	Series 2007-1A, Class D, 8.10%, 04/18/21 (j)	183,310
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 4.89%, 04/27/21 (j)	233,300
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 4.58%, 02/27/21 (j)	1,177,078
1,000,000	Series 2007-1A, Class B2L, 6.68%, 02/27/21 (j)	231,144
	Stone Tower CLO, Ltd.
4,000,000	Series 2007-6A, Class C, 5.90%, 04/17/21 (j)	800,000

	Total Asset-Backed Securities (Cost $29,092,190)	10,969,829

Corporate Notes and Bonds - 0.0%

HOUSING - 0.0%
	TOUSA, Inc.
705,065	14.75%, 07/31/15 (b) (e) (h)	—

	Total Corporate Notes and Bonds (Cost $705,249)	—

Claims - 0.0%

AEROSPACE - 0.0%
	Delta Air Lines, Inc.
310,290	Comair ALPA Claim, 12/31/10	9,309
879,660	Delta ALPA Claim, 12/31/10	83,568
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim, 08/21/13	20,250
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Claims (continued)

AEROSPACE (continued)

2,914,735	Bell Atlantic Trade Claim, 08/21/13	10,930
3,000,000	CIT Leasing Corp Trade Claim, 08/21/13	11,250
5,000,000	EDC Trade Claims, 08/21/13	18,750
9,587,700	Flight Attendant Claim, 08/21/13	35,954
3,250,000	GE Trade Claim, 08/21/13	12,188
5,690,250	IAM Trade Claim, 08/21/13	21,338
6,250,000	Mesaba Trade Claim, 08/21/13	23,438
6,322,050	Retiree Claim, 08/21/13	23,708

		270,683

UTILITY - 0.0%
	Mirant Corp.
18,500,000		185,000

	Total Claims (Cost $8,245,082)	455,683

Shares
Common Stocks (k) - 0.5%

AEROSPACE - 0.0%
7,958	Delta Air Lines, Inc.	70,114

BROADCASTING - 0.0%
152,363	Communications Corp. of America (b) (d)	—

TRANSPORTATION - LAND TRANSPORTATION - 0.0%
2,023	JHT Holdings, Inc	4,107
20,347	SIRVA Worldwide, Inc. (b)	99,700

		103,807

UTILITY - 0.5%
139,846	Entegra TC, LLC	699,230
192,553	Mirant Corp.	3,315,758

		4,014,988

	Total Common Stocks (Cost $7,459,910)	4,188,909

Preferred Stocks - 0.0%

HOUSING - 0.0%
5,795	TOUSA, Inc., Series A, PIK (b)	—

	Total Preferred Stocks (Cost $5,794,750)	—

Units
Warrants - 0.0%

AEROSPACE - 0.0%
86,304	IAP Worldwide Services, Inc. Series A, expires 06/12/15,	—
25,276	IAP Worldwide Services, Inc. Series B, expires 06/12/15,	—
12,797	IAP Worldwide Services, Inc. Series C, expires 06/12/15,	—

	Total Warrants (Cost $—)	—

Total Investments - 120.7%		1,107,233,002

(cost of $1,957,744,240) (l)

Other Assets & Liabilities, Net - (20.7)%		(189,812,031)

Net Assets - 100.0%		$917,420,971

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Advantage Fund (“Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (h), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. The rate shown represents the weighted average rate at November 30, 2008. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement ofr at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $63,088,433, or 6.9% of net assets, were valued under fair value as of November 30, 2008.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund

(c)	Senior Loan assets have additional unfunded loan commitments. As of November 30, 2008, the Fund had unfunded loan commitments of $29,376,406, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded
Loan
Borrower	Commitment
ComCorp Broadcasting, Inc.	$10,200
Cricket Communications, Inc.	6,500,000
Delta Air Lines, Inc.	23,893
Fontainebleau Las Vegas, LLC	2,333,333
Mobileserv Ltd.	2,500,000
Readers Digest Association, Inc.	487,000
SIRVA Worldwide, Inc.	1,452,516
Sorrenson Communications, Inc.	2,000,000
Tronox Worldwide LLC	7,127,945
Vivarte	3,164,000
Water PIK, Inc.	1,000,000
Westgate Investments, LLC	2,777,519
$29,376,406

(d)	Affilated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. ComCorp Broadcasting, Inc. (Senior Loan) and Communications Corp. of America (Common Stock), with a total aggragate market value of $1,359,802, or 0.1% of net assets, were affiliated as of November 30, 2008.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued.

(f)	Loans held on participation.

(g)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(h)	Fixed rate senior loan or corporate note and bond.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at November 30, 2008.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At November 30, 2008, these securities amounted to $10,771,729 or 1.2% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. Federal income tax purposes is $1,957,129,585.

Gross unrealized appreciation	$3,571,665
Gross unrealized depreciation	(853,397,615)

Net unrealized depreciation	$(849,825,950)

AUD	Australian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
EUR	Euro Currency
GBP	Great Britain Pound
PIK	Payment-in-Kind
SEK	Swedish Kronor
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Financial	3.9%
Cable/Wireless Video	2.4%
Diversified Media	2.2%
Telecommunications	1.8%
Broadcasting	1.6%
Food/Tobacco	1.1%
Retail	1.1%
Healthcare	0.6%
Consumer Durables	0.4%
Information Technology	0.4%
Housing	0.2%
Gaming/Leisure	0.1%
Total	15.8%
Forward foreign currency contracts outstanding as of November 30, 2008 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation/
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	EUR	68,750,000	02/04/09	19,264,321
Sell	GBP	35,650,000	02/04/09	12,729,532

				$31,993,853

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund
Security Valuation:
In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in accordance with procedures approved by the Board instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.
FAS 157
The Fund has adopted FAS 157 as of September 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s net asset value. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings. The three levels of the fair value hierarchy established under FAS 157 are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of November 30, 2008 as follows:

Investments in Securities
(Market Value)	Total	Level 1	Level 2	Level 3
Portfolio Investments	$1,107,233,002	$3,385,872	$479,289,389	$624,557,741
Total	$1,107,233,002	$3,385,872	$479,289,389	$624,557,741

Other Financial Instruments
(Unrealized Appreciation/
(Depreciation))*	Total	Level 1	Level 2	Level 3
Forward Foreign Currency Contracts	$31,993,853	$—	$31,993,853	$—
Total	$31,993,853	$—	$31,993,853	$—

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as, forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value on a recurring basis at November 30, 2008.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Floating Rate Advantage Fund
The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2008 and at November 30, 2008.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2008	$ 856,516,813
Net amortization/(accretion) of premium/(discount)	801,243
Net realized gains/(losses)	(1,574,265)
Net unrealized gains/(losses)	(238,905,189)
Net purchases and sales	7,719,139
Balance as of November 30, 2008	$ 624,557,741
The $226,013,267 of net unrealized losses presented in the table above relate to investments that are still held at November 30, 2008.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As the Fund had not adopted FAS 157 as of August 31, 2008, for the three months ended November 30, 2008, the Fund did not transfer any of the Fund’s portfolio investments from Level 2 to Level 3.
Additional Accouting Standards
In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosure.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	January 26, 2009

By (Signature and Title)*		/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date	January 26, 2009

*	Print the name and title of each signing officer under his or her signature.